GRANITESHARES ETF TRUST

GRANITESHARES FUNDS	TICKER SYMBOL
GraniteShares YieldBOOST ARM ETF	AHYY
GraniteShares YieldBOOST ASML ETF	ASYY
GraniteShares YieldBOOST AVGO ETF	AGYY
GraniteShares YieldBOOST BRKB ETF	BRYY
GraniteShares YieldBOOST QBTS ETF	QBYY
GraniteShares YieldBOOST HIMS ETF	HMYY
GraniteShares YieldBOOST IONQ ETF	IOYY
GraniteShares YieldBOOST LCID ETF	LCYY
GraniteShares YieldBOOST MARA ETF	MAAY
GraniteShares YieldBOOST MRVL ETF	MRYY
GraniteShares YieldBOOST MSTR ETF	MTYY
GraniteShares YieldBOOST MU ETF	MUYY
GraniteShares YieldBOOST NFLX ETF	NFYY
GraniteShares YieldBOOST PDD ETF	PDYY
GraniteShares YieldBOOST PLTR ETF	PLYY
GraniteShares YieldBOOST RGTI ETF	RGYY
GraniteShares YieldBOOST RIOT ETF	RTYY
GraniteShares YieldBOOST RIVN ETF	RIYY
GraniteShares YieldBOOST HOOD ETF	HOYY
GraniteShares YieldBOOST SMCI ETF	SMYY
GraniteShares YieldBOOST SOFI ETF	SOYY
GraniteShares YieldBOOST TSM ETF	TMYY
GraniteShares YieldBOOST UBER ETF	UBYY
GraniteShares YieldBOOST VRT ETF	VRYY

SUPPLEMENT DATED September 23, 2025

TO THE PROSPECTUS DATED September 11, 2025

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

Changes to Prospectus

For all the Funds, the first sentence of the second paragraph under the section “Principal Investment Strategies” needs to be change from “The Fund is subject to the losses from the Underlying Leveraged ETF.” to “The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be two times the losses compared to the Underlying Stock”.

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Investors Should Retain This Supplement for Future Reference